Consolidated Statements of Comprehensive Loss (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenues	¥ 417,981	$ 59,770	¥ 456,152	¥ 117,426
Product [Member]
Revenues	405,037	57,919	440,641	100,960
Product [Member] | Related Party [Member]
Revenues	13,316	1,904	133	11,859
Services [Member] | Related Party [Member]
Revenues	¥ 394	$ 56	¥ 1,225	¥ 0